Dec. 14, 2015

American Century Asset Allocation Portfolios, Inc.

Prospectus Supplement
One Choice® In Retirement Portfolio R6 ■ One Choice® 2020 Portfolio R6
One Choice® 2025 Portfolio R6 ■ One Choice® 2030 Portfolio R6
One Choice® 2035 Portfolio R6 ■ One Choice®  2040 Portfolio R6
One Choice® 2045 Portfolio R6 ■ One Choice® 2050 Portfolio R6
One Choice® 2055 Portfolio R6 ■ One Choice® 2060 Portfolio R6

Supplement dated December 14, 2015 ■ Prospectus dated December 1, 2015

The reference to “Investor Class” when stating a fund’s year-to-date return as of September 30, 2015 on pages 15, 19, 23, 27, 31 and 35 of the prospectus is replaced with “R6 Class.”

ONE CHOICE 2030 PORTFOLIO R6
Highest Performance Quarter (2Q 2014): 3.56% Lowest Performance Quarter (3Q 2014): -1.09%
As of September 30, 2015, the most recent calendar quarter end, the fund’s R6 Class year-to-date return was -3.65%.

ONE CHOICE 2035 PORTFOLIO R6
Highest Performance Quarter (2Q 2014): 3.74% Lowest Performance Quarter (3Q 2014): -1.08%
As of September 30, 2015, the most recent calendar quarter end, the fund’s R6 Class year-to-date return was -3.80%.

ONE CHOICE 2040 PORTFOLIO R6
Highest Performance Quarter (2Q 2014): 4.00% Lowest Performance Quarter (3Q 2014): -1.16%
As of September 30, 2015, the most recent calendar quarter end, the fund’s R6 Class year-to-date return was -4.23%.

ONE CHOICE 2045 PORTFOLIO R6
Highest Performance Quarter (2Q 2014): 4.16% Lowest Performance Quarter (3Q 2014): -1.15%
As of September 30, 2015, the most recent calendar quarter end, the fund’s R6 Class year-to-date return was -4.55%.

ONE CHOICE 2050 PORTFOLIO R6
Highest Performance Quarter (2Q 2014): 4.26% Lowest Performance Quarter (3Q 2014): -1.24%
As of September 30, 2015, the most recent calendar quarter end, the fund’s R6 Class year-to-date return was -4.82%.

ONE CHOICE 2055 PORTFOLIO R6
Highest Performance Quarter (2Q 2014): 4.32% Lowest Performance Quarter (3Q 2014): -1.23%
As of September 30, 2015, the most recent calendar quarter end, the fund’s R6 Class year-to-date return was -5.01%.